As filed with the Securities and Exchange        Registration No. 33-34370*
Commission on December 16, 1997                  Registration No. 811-2512

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

-------------------------------------------------------------------------------

                       POST-EFFECTIVE AMENDMENT NO. 32 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------

     Variable Annuity Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

      [X]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
      [ ]  on _______________________ pursuant to paragraph (a)(1) of Rule 485

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the following earlier Registration Statement: 33-87932.

                           VARIABLE ANNUITY ACCOUNT B
                              CROSS REFERENCE SHEET

                                                         LOCATION -
FORM N-4                                   PROSPECTUS DATED NOVEMBER 28, 1997,
ITEM NO.           PART A (PROSPECTUS)      AND AS AMENDED FEBRUARY 16, 1998

   1    Cover Page.............................  Cover Page, and as amended

   2    Definitions............................  Definitions, and as amended

   3    Synopsis...............................  Prospectus Summary, and as
                                                 amended; Fee Table, and as
                                                 amended

   4    Condensed Financial Information........  Condensed Financial Information

   5    General Description of Registrant,       The Company; Variable Annuity
        Depositor, and Portfolio Companies.....  Account B; The Funds, and as
                                                 amended

   6    Deductions and Expenses................  Charges and Deductions, and as
                                                 amended; Distribution

   7    General Description of Variable
        Annuity Contracts......................  Purchase, and as amended;
                                                 Miscellaneous

   8    Annuity Period.........................  Annuity Period, and as amended

   9    Death Benefit..........................  Death Benefit During
                                                 Accumulation Period; Death
                                                 Benefit Payable During the
                                                 Annuity Period

   10   Purchases and Contract Value...........  Purchase, and as amended;
                                                 Contract Valuation, and as
                                                 amended

   11   Redemptions............................  Right to Cancel; Withdrawals,
                                                 and as amended

   12   Taxes..................................  Tax Status, and as amended

   13   Legal Proceedings......................  Miscellaneous - Legal Matters
                                                 and Proceedings

   14   Table of Contents of the Statement       Contents of the Statement of
        of Additional Information..............  Additional Information

                                                        LOCATION -
FORM N-4         PART B (STATEMENT OF       STATEMENT OF ADDITIONAL INFORMATION
ITEM NO.        ADDITIONAL INFORMATION)          DATED FEBRUARY 16, 1998

   15   Cover Page.............................. Cover Page

   16   Table of Contents....................... Table of Contents

   17   General Information and History......... General Information and
                                                 History

   18   Services................................ General Information and
                                                 History; Independent Auditors

   19   Purchase of Securities Being Offered.... Offering and Purchase of
                                                 Contracts

   20   Underwriters............................ Offering and Purchase of
                                                 Contracts

   21   Calculation of Performance Data......... Performance Data Average
                                                 Annual Total Return Quotations

   22   Annuity Payments........................ Annuity Payments

   23   Financial Statements.................... Financial Statements

                          Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PARTS A AND B

The Prospectus is incorporated into Part A of this Post-Effective Amendment No. 32 by reference to Post-Effective Amendment No. 31 to the Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on November 26, 1997 (Accession No. 0000950146-97-001802). A Supplement dated February 16, 1998 to the Prospectus is included in this Post-Effective Amendment No. 32. The Statement of Additional Information is included in Part B of this Post-Effective Amendment No. 32.

                        Supplement dated February 16, 1998
                      to Prospectus Dated November 28, 1997
                    Aetna Life Insurance and Annuity Company
                           Variable Annuity Account B
                               Aetna Marathon Plus


The prospectus dated May 1, 1997 and amended on November 28, 1997, is amended as follows:

1.  The cover page is amended to:

 a. Add references to "Roth IRAs" and Section 408A of the Internal Revenue Code, subject to approval by state regulatory agencies, in (2) of the opening paragraph.

 b. Add "In most states," to the beginning of the second paragraph. Add the following sentence after the first sentence: "In certain states, Purchase Payments may be allocated to the Fixed Account when the Guaranteed Account is not available."

 c. Add the following sentence in the paragraph following the list of investment options: "The Fixed Account is described in a separate Appendix to this Prospectus."

 d. The name of Calvert Responsibly Invested Balanced Portfolio is changed to Calvert Social Balanced Portfolio.

2. The definitions listed below are added or amended to describe a Contract offered as a Roth IRA or to describe a Fixed Account.

    Contract Year: The number of completed years since the date of the first payment under an individual Contract or to an Account under a group Contract.

    Fixed Account: A fixed interest option available in certain states which is described in an Appendix to this Prospectus. Amounts allocated to the Fixed Account are included in the Account Value.

    Individual Retirement Annuity: An individual or group variable deferred annuity intended to qualify under Code Section 408(b) or 408A.

    Qualified Contracts: Contracts available for use with plans entitled to special federal income tax treatment under Code Sections 401(a), 403(b), 408(b), 408A or 457.

    Roth IRA: An Individual Retirement Annuity intended to qualify under Code
    Section 408A.

3.  The Prospectus Summary is amended as follows:

    a. Contracts Offered is amended to add "including Roth IRAs" after "("IRAs")" in (2) of paragraph one:

    b. Free Look Period is amended to add the following sentence at the end of the paragraph:

       If the Purchase Payment to a Roth IRA is a rollover from a contract issued by the Company or an affiliate where the deferred sales charge was eliminated or reduced to facilitate the rollover to this Contract, the Purchase Payment will be restored to the contract from which it came.

    c. Investment Options is amended to add "or Fixed Account" after "Guaranteed Account" in the first paragraph. A third paragraph is added to read: "The Fixed Account is an option available under the Contract which allows you to earn a fixed rate of interest. (See the Appendix to this Prospectus.)"

    d. Transfers is amended to add "or Fixed Account" after "Guaranteed Account" in the first sentence. In the second paragraph, the following sentence is added after the second sentence: "In a Contract with a Fixed Account, the Fixed Account is only available for dollar cost averaging from the Fixed Account to the other investment options over a period not to exceed 12 months."

    e. Taxes is amended to read as follows:

    Earnings are not generally taxed until you or your Beneficiary(ies) actually receive a distribution from the Contract. A 10% federal tax penalty may be imposed on certain withdrawals. Special rules apply to distributions from a Roth IRA. (See "Tax Status.")

4. The section entitled "Fee Table" is amended to add the following information applicable to Roth IRAs:

    CONTRACT HOLDER TRANSACTION EXPENSES

    Deferred Sales Charge for withdrawals under each Contract (as a percentage of each Purchase Payment withdrawn). If the Purchase Payment is a rollover from another contract issued by the Company or an affiliate where the deferred sales charge has been waived, the deferred sales charge is based on the number of completed Contract Years since the date of the initial payment to the predecessor contract. The Company reserves the right to not accept any rollover contribution to an existing Contract.

    Completed Contract Years

    Less than 1                       5%
    1 or more but less than 2         4%
    2 or more but less than 3         3%
    3 or more but less than 4         2%
    4 or more but less than 5         1%
    5 or more                         0%
    Annual Maintenance Fee(1)     $30.00
    Transfer Charge(2)            $ 0.00

    SEPARATE ACCOUNT ANNUAL EXPENSES

    (Daily deductions, equal to the percentage shown on an annual basis, made from amounts allocated to the variable options under each Contract)

    During the Accumulation Period
      Mortality and Expense Risk Charge  ......     1.10%(3)
      Administrative Charge  ..................     0.15%
      Total Subaccount Annual Expenses   ......     1.25%
    During the Annuity Period
      Mortality and Expense Risk Charge  ......     1.25%
      Administrative Charge  ..................     0.00%(4)
      Total Subaccount Annual Expenses   ......     1.25%

----------
1) The maintenance fee, if applicable, will generally be deducted from each Account annually and if the full Account Value is withdrawn. The maintenance fee is waived when the Account Value is $50,000 or more on the date the maintenance fee is due. The amount shown is the maximum maintenance fee that can be deducted under the Contract.
2) During the Accumulation Period we currently allow an unlimited number of transfers without charge. However, we reserve the right to impose a fee of $10 for each transfer in excess of 12 per year.
3) Under certain Contracts the mortality and expense risk charge during the Accumulation Period may be reduced. See "Charges and Deductions" in the prospectus.
4) We currently do not impose an Administrative Charge during the Annuity Period. However, we reserve the right to deduct a daily charge of not more than 0.25% per year from the Subaccounts.


    ANNUAL EXPENSES OF THE FUNDS--Please refer to Fee Table--2 of the
    Prospectus.

    HYPOTHETICAL ILLUSTRATION (EXAMPLE)

    THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAYBE MORE OR LESS THAN THOSE SHOWN BELOW.

    The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the Contract and a 5% return on assets. For the purposes of these Examples, the maximum maintenance fee of $30.00 that can be deducted under the Contract has been converted to a percentage of assets equal to 0.005%.

                                                         EXAMPLE A                               EXAMPLE B
                                            If you withdraw the entire Account            If you do not withdraw the
                                          Value at the end of the periods shown,   Account Value, or if you annuitize at
                                           you would pay the following expenses,  the end of the periods shown, you would
                                             including any applicable deferred         pay the following expenses (no
                                                       sales charge:              deferred sales charge is reflected)(1):
                                           1 year   3 years   5 years   10 years   1 year   3 years   5 years   10 years
                                           ------   -------   -------   --------   ------   -------   -------   --------
Aetna Variable Fund
Aetna Income Shares
Aetna Income Variable Encore Fund
Aetna Investment Advisers Fund, Inc.
Aetna Ascent Variable Portfolio
Aetna Crossroads Variable Portfolio
Aetna Legacy Variable Portfolio
Aetna Variable Capital Appreciation
Portfolio
Aetna Variable Growth Portfolio
Aetna Variable Index Plus Portfolio
Aetna Variable Small Company Portfolio
Calvert Social Balanced Portfolio
(formerly Calvert Responsibly Invested
Balanced Portfolio)
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio
Fidelity VIP II Asset Manager Portfolio
Fidelity VIP Contrafund Portfolio
Fidelity VIP II Index 500 Portfolio
Janus Aspen Aggressive Growth Portfolio
Janus Aspen Balanced Portfolio
Janus Aspen Flexible Income Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio
MFS Total Return Series
MFS World Governments Series
Oppenheimer Capital Appreciation Fund
Oppenheimer Global Securities Fund
Oppenheimer Growth & Income Fund
Oppenheimer Strategic Bond Fund
Portfolio Partners MFS Emerging Equities
Portfolio
Portfolio Partners MFS Research Growth
Portfolio
Portfolio Partners MFS Value Equity
Portfolio
Portfolio Partners Scudder International
Growth Portfolio
Portfolio Partners T. Rowe Price Growth
Equity Portfolio

----------
(1)This example would not apply if a nonlifetime variable annuity option is selected, and a lump sum settlement is requested within three years after annuity payments start, since the lump sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (Refer to Example A)

 5. The Funds section of Investment Options on page 1 of the Prospectus is amended to add ", or an investment in the Fixed Account in Contracts where the Guaranteed Account is not available," after the word "duration" in the last sentence of the first paragraph.

 6. A new section "Fixed Account" is added after Credited Interest Option on page 5 of the Prospectus. It reads:
    "Fixed Account
    In certain states, Purchase Payments may be allocated to the Fixed Account. Through the Fixed Account we guarantee to pay the minimum interest rate specified in the Contract. (See the Appendix)."

 7. The Purchase section of the Prospectus on page 5 is amended to add "including Roth IRAs" after "Annuities" in the first sentence and to add the following to the end of the first paragraph:

    A Roth IRA Contract is a special form of IRA which can accept nondeductible annual contributions. Contributions to a Simplified Employee Pension Plan ("SEP") are not permitted in a Roth IRA Contract. The Roth IRA Contract can also accept transfers and rollovers, but only from an Individual Retirement Annuity/Individual Retirement Account, subject to ordinary income tax, or from another Roth IRA. If the Purchase Payment to a Roth IRA is a rollover from a contract issued by the Company or an affiliate where the deferred sales charge was eliminated or reduced and the Contract is canceled during the free look period, the Purchase Payment will be restored to the predecessor contract.

 8. Add the following sentence to the end of Individual Contracts on page 5:

    "However, if the Purchase Payment to a Roth IRA is a rollover from a contract issued by the Company or an affiliate where the deferred sales charge was eliminated or reduced and the Contract is canceled during the free look period, the Purchase Payment will be restored to the predecessor contract."

 9. Add "or Fixed Account" after "Guaranteed Account" in Allocation of Purchase Payments on page 6.

10. In Mortality and Expense Risk Charge on page 6, add the following sentence after the second sentence:

    "If the Contract is issued as a Roth IRA, the mortality and expense risk charge is equal, on an annual basis, to 1.10% of the daily net assets of the Subaccounts."

11. The first two paragraphs under Deferred Sales Charge on page 8 are replaced with the following:

    Withdrawals of all or a portion of the Account Value may be subject to a deferred sales charge. The deferred sales charge is a percentage of Purchase Payments withdrawn from the Subaccounts and the Guaranteed Account or Fixed Account and, except for Roth IRAs, is based on the number of years which have elapsed since the Purchase Payment was made. The deferred sales charge on withdrawals from a Roth IRA is based on the number of years which have elapsed from the Account effective date. The deferred sales charge for each Purchase Payment is determined by multiplying the Purchase Payment withdrawn by the appropriate percentage, in accordance with the schedule set forth in the tables below. If the Purchase Payment is a rollover from another contract issued by the Company or an affiliate where the deferred sales charge has been waived, the deferred sales charge is based on the number of completed Contract Years since the date of the initial payment to the predecessor contract. The Company reserves the right to not accept any rollover contribution to an existing Contract.

    Withdrawals are taken first against Purchase Payments, then against any increase in value. However, the deferred sales charge only applies to the Purchase Payment (not to any associated changes in value). To satisfy a partial withdrawal, the deferred sales charge is calculated as if the Purchase Payments are withdrawn from the Subaccounts in the same order they were applied to the Account. Partial withdrawals from the Guaranteed Account or the Fixed Account will be treated as described in the Appendices attached to this Prospectus and the prospectus for the Guaranteed Account. The total charge will be the sum of the charges applicable for all of the Purchase Payments withdrawn.

    The following table applies to Roth IRA Contracts, including those issued in New York.

                                Deferred Sales
Completed Contract Years        Charge Deduction
  Less than 1                   5%
  1 or more but less than 2     4%
  2 or more but less than 3     3%
  3 or more but less than 4     2%
  4 or more but less than 5     1%
  5 or more                     0%

12. Deferred Sales Charge, page 8. In addition to the list of circumstances where a deferred sales charge will not be deducted, a deferred sales charge will not be deducted if the withdrawal is applied as a rollover to certain Roth Individual Retirement Annuities issued by the Company or an affiliate.

13. In Account Value on page 9, add "or the Fixed Account" to the end of the paragraph.

14. In Transfers on page 10 add as the third sentence to the first paragraph:

    "Transfers may be made from the Fixed Account to any of the investment options available subject to certain restrictions. Amounts may not be transferred into the Fixed Account from any of the investment options."

15. In Dollar Cost Averaging on page 10, add "or Fixed Account" after "Guaranteed Term" in the third sentence. Add as the next to the last sentence in the first paragraph: "If Dollar Cost Averaging is stopped with regard to amounts in the Fixed Account, the remaining balance in the Fixed Account will be transferred to the Aetna Variable Encore Fund Subaccount (a money market fund)."

16. Add the following to the end of the first paragraph under Withdrawals on page 10:

    Roth IRAs provide for a tax-free withdrawal of all assets in the Contract, both contributions and earnings, provided the withdrawal is not made within the 5-taxable year period beginning with the first tax year for which a contribution was made, and the distribution is made after attainment of age 59-1/2, or on account of death or disability, or for a qualified first-time home purchase.

    Also add "or Fixed Account" after "Guaranteed Account" in the third paragraph.

17. Under Systematic Distribution Option add the following:

    "ECO" is not available under the Roth IRA Contract."

18. Under Annuity Period on page 14, add the following:

    For Roth IRAs, the minimum distribution rules do not apply prior to your death. You are not required to begin taking minimum annual distributions by April 1 of the calendar year following the calendar year in which you attain age 70-1/2. The general rule that annuity payments may not extend beyond your life/life expectancy or beyond the joint lives/joint life expectancies of you and your beneficiaries does not apply to a Roth IRA. The minimum distribution rules which apply to the beneficiary at your death and which are described in the Prospectus continue to apply. The rules differ depending on whether you die after distributions have begun.

19. Under Individual Retirement Annuities and Simplified Employee Pension Plans on page 22, add the following:

    Section 408A of the Code permits eligible individuals to contribute to a Roth IRA on an after-tax (nondeductible) basis.

    Distributions from other types of qualified plans are not permitted to be transferred or rolled over to a Roth IRA. A Roth IRA can accept transfers/rollovers only from an IRA, subject to ordinary income tax, or from another Roth IRA.

20. Under Withdrawals on page 19, add the following:

    Any "qualified" distribution from a Roth IRA is not includible in gross income. A "qualified" distribution is any distribution made after you have attained age 59-1/2, or on account of your death or disability, or for a qualified first-time home purchase. A distribution will not be treated as "qualified" if it is made within the 5-taxable year period beginning with the first taxable year for which a contribution was made. If a distribution is not "qualified", the accumulated earnings are includible in income. The 10% premature distribution penalty will apply to the taxable portion of the distribution unless one of the exceptions under the Code applies. (See Section 21 of this Supplement.) A partial distribution will first be treated as a return of cost basis (i.e. aggregate amount of contributions.)

    For Roth IRAs the minimum distribution rules do not apply prior to your death. (See "Annuity Period" above.)

21. Under Penalty Tax on page 19, replace the language in the fourth paragraph with the following:

    In general, except for (d), the same exceptions described in the preceding paragraph will apply to distributions made from an Individual Retirement Annuity, including a distribution from a Roth IRA that is not a "qualified distribution" or a rollover to a Roth IRA that is not a "qualified rollover" contribution. Beginning January 1, 1997, the penalty tax is also waived on distributions made from an IRA to pay for health insurance premiums for certain unemployed individuals. Beginning January 1, 1998, the penalty tax is waived if the amounts withdrawn are used for a qualified first-time home purchase or for higher education expenses.

                                    APPENDIX
                                  FIXED ACCOUNT


The Fixed Account is an investment option available during the Accumulation Period under the Contracts. The following summarizes material information concerning the Fixed Account that is offered as an option under the Contract. Additional information may be found in your Contract. Amounts allocated to the Fixed Account are held in the Company's general account that supports insurance and annuity obligations. Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

Fixed Account

Amounts allocated to this option will earn the minimum guaranteed interest rate specified in the Contract. The Company may credit a higher interest rate from time to time. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, the Company assumes the risk of investment gain or loss by guaranteeing Net Purchase Payment values and promising a minimum interest rate and Annuity payment.

Amounts applied to the Fixed Account will earn the interest rate declared on the date the Purchase Payment is received in good order at the Company's Home Office. The Fixed Account is only available in certain states. If a withdrawal is made from the Fixed Account, a deferred sales charge may apply. Amounts allocated to the Fixed Account will count as an option for purposes of the 18 investment option limit. (See the Contract Prospectus).

Dollar Cost Averaging

Amounts invested in the Fixed Account must be transferred into the other investment options available under the Contract over a period not to exceed 12 months under the Dollar Cost Averaging Program. In the event a Certificate Holder discontinues dollar cost averaging, the remaining balance in the Fixed Account will be transferred into the Aetna Variable Encore Fund Subaccount (a money market fund) unless directed otherwise.

Mortality and Expense Risk Charges

The Fixed Account will reflect a compound interest rate credited by the Company. The interest rate quoted is an annual effective yield. The Company makes no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

Transfers Among Investment Options

Transfers from the Fixed Account to any other available investment option under the Contract are allowed in each calendar year during the Accumulation Period. The amount which may be transferred may vary at the Company's discretion; however, it will never be less than 10% of the amount held under the Fixed Account.

By giving notice to the Company at its Home Office at least 30 days before Annuity payments begin, the Certificate Holder may elect to have amounts which have accumulated under the Fixed Account transferred to one or more of the investment options available during the Annuity Period to provide Annuity payments.

Under certain emergency conditions, we may defer payment of a Fixed Account withdrawal value (a) for a period of up to six months, or (b) as allowed by federal law.

Condensed Financial Information--Page AUV History--1 through AUV History--4

The following information supplements the Condensed Financial Information Table to reflect condensed financial information for investment options available as of September 30, 1997. Not all investment options shown here are currently available.

[Actual condensed financial information to be provided in a 485(b) filing]

--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT B
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
--------------------------------------------------------------------------------

           Statement of Additional Information dated February 16, 1998

                                  Marathon Plus
                              New York Growth Plus

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the "Separate Account") dated November 28, 1997 and as supplemented on February 16, 1998.

A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:

                    Aetna Life Insurance and Annuity Company
                                Customer Service
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-531-4547

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                                TABLE OF CONTENTS

                                                                          Page
                                                                          ----


General Information and History..........................................   2
Variable Annuity Account B...............................................   2
Offering and Purchase of Contracts.......................................   3
Performance Data.........................................................   3
      General............................................................   3
      Average Annual Total Return Quotations.............................   4
Annuity Payments.........................................................   9
Sales Material and Advertising...........................................  10
Independent Auditors.....................................................  10
Financial Statements of the Separate Account............................. S-1
Financial Statements of the Company...................................... F-1

                         GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the "Company") is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 1996, the Company had $30.1 billion invested through its products, including $15.0 billion in its separate accounts (of which the Company oversees the management of $10.5 billion) and $1.1 billion in its mutual funds offered outside of its separate accounts. As of December 31, 1995, it ranked among the top 2% of all U.S. life insurance companies based on assets. The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc., and an indirect wholly owned subsidiary of Aetna Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts in all states of the United States. The Company's Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the principal underwriter and the depositor for the Separate Account, the Company is also a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. The Company provides investment advice to several of the registered management investment companies offered as variable investment options under the Contracts funded by the Separate Account (see "Variable Annuity Account B" below).

Other than the mortality and expense risk charges and administrative charge described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. See "Charges and Deductions" in the prospectus. The Company receives reimbursement for certain administrative costs from some unaffiliated sponsors of the Funds used as funding options under the Contract. These fees generally range up to 0.25%.

The assets of the Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

                           VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B (the "Separate Account") is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase Payments made under the Contract may be allocated to one or more of the Subaccounts. Each Subaccount invests in the shares of only one of the Funds listed below. The Company may make additions to, deletions from or substitution of available investment options as permitted by law and subject to the conditions of the Contract. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions or under all Contracts.

The Funds currently available under the Marathon Plus Contract are as follows:


   Aetna Variable Fund                                 Fidelity VIP II Index 500 Portfolio
   Aetna Income Shares                                 Janus Aspen Aggressive Growth Portfolio
   Aetna Variable Encore Fund                          Janus Aspen Balanced Portfolio
   Aetna Investment Advisers Fund, Inc.                Janus Aspen Flexible Income Portfolio
   Aetna Ascent Variable Portfolio                     Janus Aspen Growth Portfolio
   Aetna Crossroads Variable Portfolio                 Janus Aspen Worldwide Growth Portfolio
   Aetna Legacy Variable Portfolio                     MFS Total Return Series
   Aetna Variable Capital Appreciation Portfolio       MFS World Governments Series
   Aetna Variable Growth Portfolio                     Oppenheimer Capital Appreciation Fund
   Aetna Variable Index Plus Portfolio                 Oppenheimer Global Securities Fund
   Aetna Variable Small Company Portfolio              Oppenheimer Growth & Income Fund
   Calvert Social Balanced Portfolio                   Oppenheimer Strategic Bond Fund
     (formerly Calvert Responsibily                    Portfolio Partners MFS Emerging Equities Portfolio
      Invested Balanced Fund)                          Portfolio Partners MFS Research Growth Portfolio
   Fidelity VIP Equity-Income Portfolio                Portfolio Partners MFS Value Equity Portfolio
   Fidelity VIP Growth Portfolio                       Portfolio Partners Scudder International
   Fidelity VIP High Income Portfolio                    Growth Portfolio
   Fidelity VIP Overseas Portfolio                     Portfolio Partners T. Rowe Price Growth
   Fidelity VIP II Asset Manager Portfolio               Equity Portfolio
   Fidelity VIP II Contrafund Portfolio

The Funds currently available under the New York Growth Plus Contract are as follows:

   Federated American Leaders Fund II                  Federated High Income Bond Fund II
   Federated Equity Income Fund II                     Federated International Equity Fund II
   Federated Fund for U.S. Government Securities II    Federated Prime Money Fund II
   Federated Growth Strategies Fund II                 Federated Utility Fund II


Complete descriptions of each of the Funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the Funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is both the depositor and the principal underwriter for the securities sold by the prospectus. The Company offers the Contracts through life insurance agents licensed to sell variable annuities who are Registered Representatives as defined in the prospectus. The offering of the Contracts is continuous. A description of the manner in which Contracts are purchased may be found in the prospectus under the sections titled "Purchase" and "Contract Valuation."

                                PERFORMANCE DATA

GENERAL

From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account available under the Contracts. The Company may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and

Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.


The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial Purchase Payment of $1,000 is applied to the various Subaccounts under the Contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the Fund since the date the Fund was first available under the Separate Account and then adjust them to reflect the deduction of all recurring charges under the Contracts during each period (e.g., mortality and expense risk charges, maintenance fees, administrative charges, and deferred sales charges). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the Contracts described in the prospectus. The total return figures shown below may be different from the actual historical total return under your Contract because for periods prior to 1994, the Subaccount's investment performance reflected the investment performance of the underlying Fund plus any cash held by the Subaccount.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods and may include returns calculated from the Fund's inception date and/or the date the Fund was added to the Separate Account.


Investment results of the Subaccounts will fluctuate over time, and any presentation of the Subaccounts' total return quotations for any prior period should not be considered as a representation of how the Subaccounts will perform in any future period. Additionally, the Account Value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized


The tables shown below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended September 30, 1997 for the Subaccounts available under the Separate Account as of September 30, 1997 (not all such Funds are currently available). Table A reflects the total return quotations for Contracts issued nationwide (other than Contracts or Certificates issued in New York). Table B reflects the total return quotations for Marathon Plus and Growth Plus Contracts or Certificates issued in the state of New York. For those Subaccounts where results are not available for the full calendar period indicated, the percentage shown is an average annual return since the date the Fund was first added to the Separate Account (in the case of standardized performance) or the Fund's inception date (in the case of nonstandardized performance). (Percentages reflecting partial periods are denoted with an asterisk.)

                                                                   TABLE A


                                         -------------------------------------------------------------------------------------------
                                                                        DATE
                                                                        FUND
                                                                        ADDED TO                                             FUND
                                                                        SEPARATE                                           INCEPTION
         ($30 MAINTENANCE FEE)               STANDARDIZED               ACCOUNT          NON-STANDARDIZED                    DATE
------------------------------------------------------------------------------------------------------------------------------------
               SUBACCOUNT               1 Year    5 Years    10 Years             1 Year    3 Years    5 Years    10 Years
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Fund                                                                                                        05/01/75
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Income Shares                                                                                                        05/15/73
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Encore Fund                                                                                                 08/01/75
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Investment Advisers Fund, Inc.                                                                                       04/03/89
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Ascent Variable Portfolio                                                                                            07/05/95
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Crossroads Variable Portfolio                                                                                        07/05/95
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Legacy Variable Portfolio                                                                                            07/05/95
------------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Index Plus Portfolio                                                                                        09/16/96
------------------------------------------------------------------------------------------------------------------------------------
 Alger American Balanced Portfolio                                                                                          09/05/89
------------------------------------------------------------------------------------------------------------------------------------
 Alger American Growth Portfolio                                                                                            01/09/89
------------------------------------------------------------------------------------------------------------------------------------
 Alger American Income and Growth
   Portfolio                                                                                                                11/15/88
------------------------------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap
   Portfolio                                                                                                                01/25/95
------------------------------------------------------------------------------------------------------------------------------------
 Alger American MidCap Growth Portfolio                                                                                     05/03/93
------------------------------------------------------------------------------------------------------------------------------------
 Alger American Small Capitalization
   Portfolio                                                                                                                09/21/88
------------------------------------------------------------------------------------------------------------------------------------
 American Century VP Balanced                                                                                               05/01/91
------------------------------------------------------------------------------------------------------------------------------------
 American Century VP Capital
   Appreciation                                                                                                             11/20/87
------------------------------------------------------------------------------------------------------------------------------------
 American Century VP International                                                                                          05/01/94
------------------------------------------------------------------------------------------------------------------------------------
 Calvert Social Balanced Portfolio                                                                                          09/02/86
------------------------------------------------------------------------------------------------------------------------------------
 Federated American Leaders Fund II                                                                                         02/10/94
------------------------------------------------------------------------------------------------------------------------------------
 Federated Fund for U.S. Government
   Securities II                                                                                                            03/28/94
------------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II                                                                                         03/01/94
------------------------------------------------------------------------------------------------------------------------------------
 Federated Utility Fund II                                                                                                  02/10/94
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Equity-Income Portfolio                                                                                       10/09/86
------------------------------------------------------------------------------------------------------------------------------------



                                      -5-




                                         -------------------------------------------------------------------------------------------
                                                                    DATE
                                                                    FUND
                                                                    ADDED TO                                                FUND
                                                                    SEPARATE                                              INCEPTION
         ($30 MAINTENANCE FEE)               STANDARDIZED           ACCOUNT              NON-STANDARDIZED                   DATE
------------------------------------------------------------------------------------------------------------------------------------
               SUBACCOUNT               1 Year    5 Years    10 Years             1 Year    3 Years    5 Years    10 Years
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Growth Portfolio                                                                                              10/09/86
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP High Income Portfolio                                                                                         09/19/85
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Overseas Portfolio                                                                                            02/13/87
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP II Asset Manager                                                                                              09/06/89
 Portfolio
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP II Contrafund Portfolio                                                                                       01/03/95
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP II Index 500 Portfolio                                                                                        08/27/92
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP II Investment Grade
   Bond Portfolio                                                                                                           12/05/88
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Aggressive Growth                                                                                              09/13/93
 Portfolio
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Balanced Portfolio                                                                                             09/13/93
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Flexible Income Portfolio                                                                                      09/13/93
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Growth Portfolio                                                                                               09/13/93
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Short-Term Bond Portfolio                                                                                      09/13/93
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Worldwide Growth Portfolio                                                                                     09/13/93
------------------------------------------------------------------------------------------------------------------------------------
 Lexington Emerging Markets Fund, Inc.                                                                                      03/30/94
------------------------------------------------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust                                                                                          10/14/91
------------------------------------------------------------------------------------------------------------------------------------
 MFS Emerging Growth Series                                                                                                 07/24/95
------------------------------------------------------------------------------------------------------------------------------------
 MFS Research Series                                                                                                        07/26/95
------------------------------------------------------------------------------------------------------------------------------------
 MFS Total Return Series                                                                                                    01/03/95
------------------------------------------------------------------------------------------------------------------------------------
 MFS Value Series                                                                                                           08/14/96
------------------------------------------------------------------------------------------------------------------------------------
 MFS World Governments Series                                                                                               06/14/94
------------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation Fund                                                                                      08/15/86
------------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Global Securities Fund                                                                                         11/12/90
------------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Growth & Income Fund                                                                                           07/06/95
------------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Strategic Bond Fund                                                                                            05/03/93
------------------------------------------------------------------------------------------------------------------------------------


Please refer to the discussion preceding the Tables for an explanation of the charges included in the Standardized and Non-Standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

                                                                    TABLE B
                                                   CONTRACTS OR CERTIFICATES ISSUED IN NEW YORK

                                         -------------------------------------------------------------------------------------------
                                                                        DATE
                                                                        FUND
                                                                        ADDED TO                                             FUND
                                                                        SEPARATE                                           INCEPTION
         ($30 MAINTENANCE FEE)               STANDARDIZED               ACCOUNT          NON-STANDARDIZED                    DATE
------------------------------------------------------------------------------------------------------------------------------------
               SUBACCOUNT               1 Year    5 Years    10 Years             1 Year    3 Years    5 Years    10 Years
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Variable Fund                                                                                                      05/01/75
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Income Shares                                                                                                      05/15/73
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Variable Encore Fund                                                                                               08/01/75
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Investment Advisers Fund, Inc.                                                                                     04/03/89
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Ascent Variable Portfolio                                                                                          07/05/95
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Crossroads Variable Portfolio                                                                                      07/05/95
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Legacy Variable Portfolio                                                                                          07/05/95
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Variable Index Plus Portfolio                                                                                      09/16/96
------------------------------------------------------------------------------------------------------------------------------------
   Alger American Balanced Portfolio                                                                                        09/05/89
------------------------------------------------------------------------------------------------------------------------------------
   Alger American Growth Portfolio                                                                                          01/09/89
------------------------------------------------------------------------------------------------------------------------------------
   Alger American Income and Growth
     Portfolio                                                                                                              11/15/88
------------------------------------------------------------------------------------------------------------------------------------
   Alger American Leveraged AllCap
     Portfolio                                                                                                              01/25/95
------------------------------------------------------------------------------------------------------------------------------------
   Alger American MidCap Growth                                                                                             05/03/93
   Portfolio
------------------------------------------------------------------------------------------------------------------------------------
   Alger American Small Capitalization
     Portfolio                                                                                                              09/21/88
------------------------------------------------------------------------------------------------------------------------------------
   American Century VP Balanced                                                                                             05/01/91
------------------------------------------------------------------------------------------------------------------------------------
   American Century VP Capital
     Appreciation                                                                                                           11/20/87
------------------------------------------------------------------------------------------------------------------------------------
   American Century VP International                                                                                        05/01/94
------------------------------------------------------------------------------------------------------------------------------------
   Federated American Leaders Fund II                                                                                       02/10/94
------------------------------------------------------------------------------------------------------------------------------------
   Calvert Social Balanced Portfolio                                                                                        09/02/86
------------------------------------------------------------------------------------------------------------------------------------
   Federated Fund for U.S. Government
     Securities II                                                                                                          03/28/94
------------------------------------------------------------------------------------------------------------------------------------
   Federated Growth Strategies Fund II                                                                                      10/02/95
------------------------------------------------------------------------------------------------------------------------------------
   Federated High Income Bond Fund II                                                                                       03/01/94
------------------------------------------------------------------------------------------------------------------------------------
   Federated International Equity Fund II                                                                                   05/08/95
 -----------------------------------------------------------------------------------------------------------------------------------
   Federated Prime Money Fund II                                                                                            11/18/94
------------------------------------------------------------------------------------------------------------------------------------
   Federated Utility Fund II                                                                                                02/10/94
------------------------------------------------------------------------------------------------------------------------------------


                                      -7-


------------------------------------------------------------------------------------------------------------------------------------
                                                                        DATE
                                                                        FUND
                                                                        ADDED TO                                             FUND
                                                                        SEPARATE                                           INCEPTION
         ($30 MAINTENANCE FEE)               STANDARDIZED               ACCOUNT          NON-STANDARDIZED                    DATE
------------------------------------------------------------------------------------------------------------------------------------
               SUBACCOUNT               1 Year    5 Years    10 Years             1 Year    3 Years    5 Years    10 Years
------------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Equity-Income Portfolio                                                                                     10/09/86
------------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Growth Portfolio                                                                                            10/09/86
------------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP High Income Portfolio                                                                                       09/19/85
------------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP Overseas Portfolio                                                                                          02/13/87
------------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP II Asset Manager                                                                                            09/06/89
   Portfolio
------------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP II Contrafund Portfolio                                                                                     01/03/95
------------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP II Index 500 Portfolio                                                                                      08/27/92
------------------------------------------------------------------------------------------------------------------------------------
   Fidelity VIP II Investment Grade
     Bond Portfolio                                                                                                         12/05/88
------------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Aggressive Growth                                                                                            09/13/93
   Portfolio
------------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Balanced Portfolio                                                                                           09/13/93
------------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Flexible Income Portfolio                                                                                    09/13/93
------------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Growth Portfolio                                                                                             09/13/93
------------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Short-Term Bond Portfolio                                                                                    09/13/93
------------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Worldwide Growth                                                                                             09/13/93
   Portfolio
------------------------------------------------------------------------------------------------------------------------------------
   Lexington Emerging Markets Fund, Inc.                                                                                    03/30/94
------------------------------------------------------------------------------------------------------------------------------------
   Lexington Natural Resources Trust                                                                                        10/14/91
------------------------------------------------------------------------------------------------------------------------------------
   MFS Emerging Growth Series                                                                                               07/24/95
------------------------------------------------------------------------------------------------------------------------------------
   MFS Research Series                                                                                                      07/26/95
------------------------------------------------------------------------------------------------------------------------------------
   MFS Total Return Series                                                                                                  01/03/95
------------------------------------------------------------------------------------------------------------------------------------
   MFS Value Series                                                                                                         08/14/96
------------------------------------------------------------------------------------------------------------------------------------
   MFS World Governments Series                                                                                             06/14/94
------------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Capital Appreciation Fund                                                                                    08/15/86
------------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Global Securities Fund                                                                                       11/12/90
------------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Growth & Income Fund                                                                                         07/06/95
------------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Strategic Bond Fund                                                                                          05/03/93
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the Tables for an explanation of the charges included in the Standardized and Non-Standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

                                ANNUITY PAYMENTS

When Annuity payments are to begin, the value of the Account is determined using Accumulation Unit values as of the tenth Valuation Date before the first Annuity payment is due. Such value (less any applicable premium tax) is applied to provide an Annuity in accordance with the Annuity and investment options elected.

The Annuity option tables found in the Contract show, for each form of Annuity, the amount of the first Annuity payment for each $1,000 of value applied. Thereafter, variable Annuity payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Annuity payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the Annuity Period begins, the Annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first Annuity payment based on a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one Valuation Date to the next; such fluctuations reflect changes in the net investment factor for the appropriate Subaccount(s) (with a ten Valuation Date lag which gives the Company time to process Annuity payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the Annuity Period.

EXAMPLE:
--------
Assume that, at the date Annuity payments are to begin, there are 3,000 Accumulation Units credited under a particular Account and that the value of an Accumulation Unit for the tenth Valuation Date prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the Annuity table in the Contract provides, for the option elected, a first monthly variable Annuity payment of $6.68 per $1000 of value applied; the Annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit for the Valuation Date on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate Subaccount is
1.0015000 as of the tenth Valuation Date preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior Valuation Date (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the Valuation Date on which the second payment is due.

The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

The Company may include hypothetical illustrations in its sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. The Company may also discuss the difference between variable annuity contracts and other types of savings or investment products, including, but not limited to, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in Accumulation Unit values for any of the Subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the Subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Services, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life Subaccounts or their underlying funds by performance and/or investment objective. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds, reduced by applicable charges under the Separate Account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports, including, but not limited to The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

The Company may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective Certificate Holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the Contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the Separate Account and for the Company. The services provided to the Separate Account include primarily the examination of the Separate Account's financial statements and the review of filings made with the SEC.

                              FINANCIAL STATEMENTS

                           VARIABLE ANNUITY ACCOUNT B

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

                            To Be Filed By Amendment

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a) Financial Statements:

         (1)      Included in Part A:

                  Condensed Financial Information

         (2)      Included in Part B:

                  Financial Statements of Variable Annuity Account B: *

                  - Independent Auditors' Report

                  - Statement of Assets and Liabilities as of December 31, 1996

                  - Statements of Operations and Changes in Net Assets for the
                    years ended December 31, 1996 and 1995

                  - Notes to Financial Statements

                  - Unaudited Statement of Assets and Liabilities as of
                    September 30, 1997

                  - Unaudited Statements of Operations for the nine-month
                    periods ended September 30, 1997 and 1996

                  - Unaudited Statement of Changes in Net Assets for the nine-
                    month period ended September 30, 1997

                  Financial Statements of the Depositor: *

                  - Independent Auditors' Report

                  - Consolidated Statements of Income for the years ended
                    December 31, 1996, 1995 and 1994

                  - Consolidated Balance Sheets as of December 31, 1996 and 1995

                  - Consolidated Statements of Changes in Shareholder's Equity
                    for the years ended December 31, 1996, 1995 and 1994

                  - Consolidated Statements of Cash Flows for the years ended
                    December 31, 1996, 1995 and 1994

                  - Notes to Consolidated Financial Statements

                  - Unaudited Consolidated Balance Sheets as of September 30,
                    1997

                  - Unaudited Consolidated Statements of Income for the three-
                    and nine-month periods ended September 30, 1997 and 1996

                  - Unaudited Consolidated Statements of changes in
                    Shareholder's Equity for the nine-month periods ended September 30, 1997 and 1996

                  - Unaudited Consolidated Statements of Cash Flows for the
                    nine-month periods ended September 30, 1997 and 1996

                  - Condensed Notes to Consolidated Financial Statements

*To be filed by Amendment

(b)  Exhibits

     (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account B(1)

     (2)    Not applicable

     (3.1)  Selling Agreement(2)

     (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement(3)

     (3.3)  Federated Broker Dealer Agreement (9/2/94)(4)

     (4.1)  Variable Annuity Contract G-CDA-97(NY)

     (4.2) Variable Annuity Contract Certificate GMCC-97(NY) to Contract G-CDA-97(NY)

     (4.3)  Variable Annuity Contract G-MP1(5/97)(5)

     (4.4)  Variable Annuity Contract Certificate MP1CERT(5/97)(5)

     (4.5)  Variable Annuity Contract I-MP1(5/97)(5)

     (4.6)  Variable Annuity Contract G-MP1(5/96)(6)

     (4.7)  Variable Annuity Contract Certificate MP1CERT(5/96)(6)

     (4.8)  Variable Annuity Contract I-MP1(5/96)(6)

     (4.9)  Variable Annuity Contract G-CDA-96(NY)(6)

     (4.10) Variable Annuity Contract Certificate GMCC-96(NY)(6)


     (4.11) Variable Annuity Contracts and Certificates G-CDA-IC(NQ),
            G-CDA-IC(IR), I-CDA-IC(NQ/MP), I-CDA-IC(IR/MP), GMCC-IC(NQ)(7)


     (4.12) Variable Annuity Contracts and Certificates G-CDA-IC(IR/NY),
            GMCC-IC(IR/NY), G-CDA-IC(NQ/NY), and GMCC-IC(NQ/NY)(8)


     (4.13) Endorsements MP1IRA(5/97) and I-MP1IRA(5/97) to Contract G-MP1(5/96)
            and Certificate MP1CERT(5/96)(6)

     (4.14) Endorsements MP1QP(5/97) and I-MP1QP(5/97) to Contract G-MP1(5/96)
            and Certificate MP1CERT(5/96)(6)

     (4.15) Endorsements MP1TDA(5/97) and I-MP1TDA(5/97) to Contract G-MP1(5/96)
            and Certificate MP1CERT(5/96)(6)

     (4.16) Endorsements MP1DC(5/97) and I-MP1DC(5/97) to Contract G-MP1(5/96)
            and Certificate MP1CERT(5/96)(6)

     (4.17) Endorsement G-MP1IRA(11/96) to Contract G-CDA-96(NY) and Certificate
            GMCC-96(NY)(6)

     (4.18) Endorsements MP1END(5/97) and I-MP1END (5/97) to Contract GMP1(5/96)
            and Certificate MP1CERT(5/96)(6)

     (4.19) Endorsement MP1END(9/97) to Contract G-MP1(5/96) and Certificate
            MP1CERT(5/96)(5)

     (4.20) Endorsement I-MP1END(9/97) to Contract I-MP1(5/96)(5)

     (4.21) Endorsement E1-MPROTH-97 to Contract G-MP1 (5/97)

     (4.22) Endorsement EI1MPROTH-97 to Contract I-MP1 (5/97)

     (4.23) Endorsement MP1IRA (11/97) to Contract G-MP1 (5/97)

     (4.24) Endorsement I-MP1IRA (11/97) to Contract I-MP1 (5/97)

     (4.25) Contract Schedule I Accumulation Period (G-MP1 (11/97)-5) to Group
            Contract (G-MP1 (5/97))

     (4.26) Contract Schedule I Accumulation Period (I-MP1 (11/97)-5) to
            Individual Contract (I-MP1 (5/97))

     (5.1)  Variable Annuity Contract Application (300-MAR-IB)(9)

     (5.2)  Variable Annuity Contract Application (710.6.13)(9)

     (5.3)  Variable Annuity Contract Application MPAPPNY (1/96)

     (6.1) Certificate of Incorporation of Aetna Life Insurance and Annuity Company(10)

     (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(11)

     (6.3) By-Laws, as amended September 17, 1997, of Aetna Life Insurance and Annuity Company((2)

     (7)    Not applicable

     (8.1) Fund Participation Agreement (Amended and Restated) between Aetna Life Insurance and Annuity Company, Alger American Fund and Fred Alger Management, Inc. dated as of March 31, 1995(3)

     (8.2) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company Inc. (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993(3)

     (8.3) Second Amendment dated January 1, 1996 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company Inc. (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993(13)

     (8.4) Third Amendment dated February 11, 1997 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company Inc. (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993 and January 1, 1996(14)

     (8.5) Fourth Amendment dated February 28, 1997 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company Inc. (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993, January 1, 1996, and February 11, 1997(15)

     (8.6) Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company, Insurance Management Series and Federated Advisors dated July 1, 1994(16)

     (8.7) Fund Participation Agreements between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
            and March 1, 1996(11)

     (8.8) Fifth Amendment, dated as of May 1, 1997, to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(5)

     (8.9) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
            and March 1, 1996(1))

     (8.10) Fifth Amendment, dated as of May 1, 1997, to the Fund Participation
            Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(5)

     (8.11) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(13)

     (8.12) Amendment dated January 1, 1997 to Service Agreement between Aetna
            Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(5)

     (8.13) Fund Participation Agreement between Aetna Life Insurance and
            Annuity Company and Janus Aspen Series dated April 19, 1994, and amended June 15, 1994, July 31, 1995 and March 1, 1996(5)

     (8.14) Fund Participation Agreement between Aetna Life Insurance and
            Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991(3)

     (8.15) Fund Participation Agreement between Aetna Life Insurance and
            Annuity Company, Lexington Emerging Markets Fund, Inc. and Lexington Management Corporation (its investment advisor) dated April 28, 1994(2)

     (8.16) Fund Participation Agreement among MFS Variable Insurance Trust,
            Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996(6)

     (8.17) First Amendment dated September 3,1996 to Fund Participation
            Agreement among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996(17)

     (8.18) Second Amendment dated March 14, 1997 to Fund Participation
            Agreement among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996(16)

     (8.19) Fund Participation Agreement between Aetna Life Insurance and
            Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. dated March 11, 1997(16)

     (8.20) Service Agreement between Oppenheimer Funds, Inc. and Aetna Life
            Insurance and Annuity Company dated March 11, 1997(16)

     (8.21) Fund Participation Agreement between Aetna Life Insurance and
            Annuity Company, Investors Research Corporation and TCI Portfolios, Inc. dated July 29, 1992 and amended December 22, 1992 and June 1, 1994(3)

     (8.22) Administrative Service Agreement between Aetna Life Insurance and
            Annuity Company and Agency, Inc.(2)

     (9)    Opinion and Consent of Counsel

    (10)    Consent of Independent Auditors*

    (11)    Not applicable

    (12)    Not applicable

    (13)    Schedule for Computation of Performance Data(17)

    (14)    Not applicable

    (15.1)  Powers of Attorney(18)

    (15.2)  Authorization for Signatures(3)

    (27)    Financial Data Schedule*

*To be filed by Amendment

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996 (Accession No. 0000950146-96-000563).

2. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on April 22, 1996 (Accession No. 0000912057-96-006805).

3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996 (Accession No. 0000912057-96-006383).

4. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-79122), as filed electronically on August 16, 1995 (Accession No. 0000950109-95-003265).

5. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on September 29, 1997 (Accession No. 0000950146-97-001485).

6. Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on February 21, 1997 (Accession No. 0000950146-97-000226).

7. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 19, 1994.

8. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-87932), as filed electronically on September 19, 1995 (Accession No. 0000950109-95-003821).

9. Incorporated by reference to Post-Effective Amendment No. 29 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on August 18, 1997 (Accession No. 0000950146-97-001290).

10. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996 (Accession No. 0000950146-96-000534).

11. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997 (Accession No. 0000950146-97-000159).

12. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on October 30, 1997 (Accession No. 0000950146-97-001589).

13. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996 (Accession No. 0000928389-96-000136).

14. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on February 26, 1997 (Accession No. 0000950146-97-000241).

15. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on July 29, 1997 (Accession No. 0000950146-97-001101).

16. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on April 16, 1997 (Accession No. 0000950146-97-000617).

17. Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on September 16, 1996 (Accession No. 0000912057-96-020393).

18. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6 (File No. 333-27337), as filed electronically on December 9, 1997 (Accession No. 0000950146-97-001872).

Item 25. Directors and Officers of the Depositor

Name and Principal
Business Address*      Positions and Offices with Depositor
-----------------      ------------------------------------

Thomas J. McInerney    Director and President

Timothy A. Holt        Director, Senior Vice President and Chief Financial
                       Officer

Christopher J. Burns   Director and Senior Vice President

J. Scott Fox           Director and Senior Vice President

John Y. Kim            Director and Senior Vice President

Shaun P. Mathews       Director and Senior Vice President

Thomas P. Waldron      Director

Deborah Koltenuk       Vice President and Treasurer, Corporate Controller

Frederick D. Kelsven   Vice President and Chief Compliance Officer

Kirk P. Wickman        Vice President, General Counsel and Corporate Secretary


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 31 to the Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on November 26, 1997 (Accession No. 0000950146-97-001802).

Item 27. Number of Contract Owners

     As of November 30, 1997, there were 60,086 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

Item 28. Indemnification

Reference is hereby made to Section 33-771(f) of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and Section 33-776(4) regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall indemnify their officers, directors, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, excise tax in the case of an employee benefit plan or reasonable expenses incurred with respect to a proceeding). In the case of a proceeding by or in the right of the corporation, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party. The corporation's obligation to provide such indemnification does not apply unless (1) the individual has met the standard of conduct set forth in Section 33-771; and (2) a determination is made (by majority vote of a quorum of the board of directors who were not parties to the proceeding, or if a quorum cannot be obtained, by a committee of the board selected as described in Section 33-775(b)(2); by special legal counsel selected by the board of directors or members thereof as described in Section 33-775(b)(3); by shareholders) that the individual met the standard set forth in
Section 33-771; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified. Also, unless limited by its Certificate of Incorporation, a corporation must indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because of his relationship as director, officer, employee or agent of the corporation.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the investment adviser, only, for Aetna Series Fund, Inc., and the principal underwriter and investment adviser for Portfolio Partners, Inc., Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, and Aetna Variable Portfolios, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1996:

    (1)            (2)              (3)             (4)             (5)

Name of      Net Underwriting  Compensation on
Principal    Discounts and     Redemption or     Brokerage
Underwriter  Commissions       Annuitization     Commissions   Compensation*
-----------  ----------------  ---------------   -----------   -------------
Aetna Life                       $288,029                       $17,661,810
Insurance and
Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B.

Item 30. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31. Management Services

     Not applicable

Item 32. Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and will comply with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1989 Transfer Binder] Fed. SEC. L. Rep. (CCH) P. 78,904 at 78,523 (November 22, 1988).

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company has duly caused this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-34370) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 16th day of December, 1997.

                          VARIABLE ANNUITY ACCOUNT B OF
                          AETNA LIFE INSURANCE AND ANNUITY COMPANY
                            (Registrant)

                   By:    AETNA LIFE INSURANCE AND ANNUITY COMPANY
                            (Depositor)

                   By:    Thomas J. McInerney*
                          -----------------------------------------
                          Thomas J. McInerney
                          President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 32 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                 Title                                       Date
---------                 -----                                       ----

Thomas J. McInerney*      Director and President                  )
------------------------- (principal executive officer)           )
Thomas J. McInerney                                               )
                                                                  )
Timothy A. Holt*          Director, Senior Vice President         )
------------------------- and Chief Financial Officer             )
Timothy A. Holt                                                   )
                                                                  )
Christopher J. Burns*     Director                                )   December
-------------------------                                         )
Christopher J. Burns                                              )   16, 1997
                                                                  )
J. Scott Fox*             Director                                )
-------------------------                                         )
J. Scott Fox                                                      )
                                                                  )
John Y. Kim*              Director                                )
-------------------------                                         )
John Y. Kim                                                       )

Shaun P. Mathews*          Director                               )
-------------------------                                         )
Shaun P. Mathews                                                  )
                                                                  )
Thomas P. Waldron*         Director                               )
-------------------------                                         )
Thomas P. Waldron                                                 )
                                                                  )
Deborah Koltenuk*          Vice President and Treasurer,          )
-------------------------  Corporate Controller                   )
Deborah Koltenuk                                                  )

By:   /s/ Julie E. Rockmore
      -----------------------------
      Julie E. Rockmore
      *Attorney-in-Fact

                                            VARIABLE ANNUITY ACCOUNT B
                                                   EXHIBIT INDEX

Exhibit No.   Exhibit                                                    Page

99-B.1        Resolution of the Board of Directors of Aetna Life           *
              Insurance and Annuity Company establishing Variable
              Annuity Account B

99-B.3.1      Selling Agreement                                            *

99-B.3.2      Alternative Form of Wholesaling Agreement and Related        *
              Selling Agreement

99-B.3.3      Federated Broker Dealer Agreement (9/2/94)                   *

99-B.4.1      Variable Annuity Contract G-CDA-97(NY)                    ______

99-B.4.2      Variable Annuity Contract Certificate GMCC-97(NY) to      ______
              Contract G-CDA-97(NY)

99-B.4.3      Variable Annuity Contract G-MP1(5/97)                        *

99-B.4.4      Variable Annuity Contract Certificate MP1CERT(5/97)          *

99-B.4.5      Variable Annuity Contract I-MP1(5/97)                        *

99-B.4.6      Variable Annuity Contract G-MP1(5/96)                        *

99-B.4.7      Variable Annuity Contract Certificate MP1CERT(5/96)          *

99-B.4.8      Variable Annuity Contract I-MP1(5/96)                        *

99-B.4.9      Variable Annuity Contract G-CDA-96(NY)                       *

99-B.4.10     Variable Annuity Contract Certificate GMCC-96(NY)            *

99-B.4.11     Variable Annuity Contracts and Certificates                  *
              G-CDA-IC(NQ), G-CDA-IC(IR), I-CDA-IC(NQ/MP),
              I-CDA-IC(IR/MP), GMCC-IC(NQ)

99-B.4.12     Variable Annuity Contracts and Certificates                  *
              G-CDA-IC(IR/NY), GMCC-IC(IR/NY), G-CDA-IC(NQ/NY), and GMCC-IC(NQ/NY)

*Incorporated by reference

Exhibit No.   Exhibit                                                    Page

99-B.4.13     Endorsements MP1IRA(5/97) and I-MP1IRA(5/97) to Contract      *
              G-MP1(5/96) and Certificate MP1CERT(5/96)

99-B.4.14     Endorsements MP1QP(5/97) and I-MP1QP(5/97) to Contract        *
              G-MP1(5/96) and Certificate MP1CERT(5/96)

99-B.4.15     Endorsements MP1TDA(5/97) and I-MP1TDA(5/97) to Contract      *
              G-MP1(5/96) and Certificate MP1CERT(5/96)

99-B.4.16     Endorsements MP1DC(5/97) and I-MP1DC(5/97) to Contract        *
              G-MP1(5/96) and Certificate MP1CERT(5/96)

99-B.4.17     Endorsement G-MP1IRA(11/96)) to Contract G-CDA-96(NY)         *
              and Certificate GMCC-96(NY)

99-B.4.18     Endorsements MP1END(5/97) and I-MP1END(5/97) to Contract      *
              GMP1(5/96) and Certificate MP1CERT(5/96)

99-B.4.19     Endorsement MP1END(9/97) to Contract G-MP1(5/96) and          *
              Certificate MP1CERT(5/96)

99-B.4.20     Endorsement I-MP1END(9/97) to Contract I-MP1(5/96)            *

99-B.4.21     Endorsement E1-MPROTH-97 to Contract G-MP1 (5/97)            ___

99-B.4.22     Endorsement EI1MPROTH-97 to Contract I-MP1 (5/97)            ___

99-B.4.23     Endorsement MP1IRA (11/97) to Contract G-MP1 (5/97)          ___

99-B.4.24     Endorsement I-MP1IRA (11/97) to Contract I-MP1 (5/97)        ___

99-B.4.25     Contract Schedule I Accumulation Period (G-MP1 (11/97)-5)    ___
              to Group Contract (G-MP1 (5/97))

99-B.4.26     Contract Schedule I Accumulation Period (I-MP1 (11/97)-5)    ___
              to Individual Contract (I-MP1 (5/97))

99-B.5.1      Variable Annuity Contract Application (300-MAR-IB)            *

99-B.5.2      Variable Annuity Contract Application (710.6.13)              *

99-B.5.3      Variable Annuity Contract Application MPAPPNY (1/96)         ___

99-B.6.1      Certificate of Incorporation of Aetna Life Insurance and      *
              Annuity Company

99-B.6.2      Amendment of Certificate of Incorporation of Aetna Life       *
              Insurance and Annuity Company

99-B.6.3      By-Laws, as amended September 17, 1997, of Aetna Life         *
              Insurance and Annuity Company

99-B.8.1      Fund Participation Agreement (Amended and Restated)           *
              between Aetna Life Insurance and Annuity Company, Alger American Fund and Fred Alger Management, Inc. dated
              March 31, 1995

*Incorporated by reference

Exhibit No.   Exhibit                                                   Page

99-B.8.2      Fund Participation Agreement between Aetna Life               *
              Insurance and Annuity Company and Calvert Asset
              Management Company, Inc. (Calvert Responsibly Invested
              Balanced Portfolio, formerly Calvert Socially
              Responsible Series) dated March 13, 1989 and amended
              December 27, 1993

99-B.8.3      Second Amendment dated January 1, 1996 to Fund                *
              Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company, Inc. (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated
              March 13, 1989 and amended December 27, 1993

99-B.8.4      Third Amendment dated February 11, 1997 to Fund               *
              Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company, Inc. (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated
              March 13, 1989 and amended December 27, 1993 and January
              1, 1996

99-B.8.5      Fourth Amendment dated February 28, 1997 to Fund              *
              Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company, Inc. (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated
              March 13, 1989 and amended December 27, 1993, January 1,
              1996, and February 11, 1997

99-B.8.6      Fund Participation Agreement by and among Aetna Life          *
              Insurance and Annuity Company, Insurance Management
              Series and Federated Advisors dated July 1, 1994

99-B.8.7      Fund Participation Agreements between Aetna Life              *
              Insurance and Annuity Company, Variable Insurance
              Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March
              1, 1996

*Incorporated by reference

Exhibit No.   Exhibit                                                    Page

99-B.8.8      Fifth Amendment, dated as of May 1, 1997, to the Fund        *
              Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and
              Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May
              1, 1995, January 1, 1996 and March 1, 1996

99-B.8.9      Fund Participation Agreement between Aetna Life              *
              Insurance and Annuity * Company, Variable Insurance
              Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and
              March 1, 1996

99-B.8.10     Fifth Amendment, dated as of May 1, 1997, to the Fund        *
              Participation Agreement between Aetna Life Insurance and
              Annuity Company, Variable Insurance Products Fund II and
              Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995,
              May 1, 1995, January 1, 1996 and March 1, 1996

99-B.8.11     Service Agreement between Aetna Life Insurance and           *
              Annuity Company and Fidelity Investments Institutional
              Operations Company dated as of November 1, 1995

99-B.8.12     Amendment dated January 1, 1997 to Service Agreement         *
              between Aetna Life Insurance and Annuity Company and
              Fidelity Investments Institutional Operations Company dated as of November 1, 1995

99-B.8.13     Fund Participation Agreement between Aetna Life              *
              Insurance and Annuity * Company and Janus Aspen Series dated April 19, 1994, and amended June 15, 1994, July
              31, 1995 and March 1, 1996

99-B.8.14     Fund Participation Agreement between Aetna Life              *
              Insurance and Annuity Company and Lexington Management
              Corporation regarding Natural Resources Trust dated
              December 1, 1988 and amended February 11, 1991

*Incorporated by reference

Exhibit No.   Exhibit                                                     Page

99-B.8.15     Fund Participation Agreement between Aetna Life              *
              Insurance and Annuity Company, Lexington Emerging
              Markets Fund, Inc. and Lexington Management Corporation
              (its investment advisor) dated April 28, 1994

99-B.8.16     Fund Participation Agreement among MFS Variable              *
              Insurance Trust, Aetna Life Insurance and Annuity
              Company and Massachusetts Financial Services Company dated April 30, 1996

99-B.8.17     First Amendment dated September 3,1996 to Fund               *
              Participation Agreement among MFS Variable Insurance
              Trust, Aetna Life Insurance and Annuity Company and
              Massachusetts Financial Services Company dated April 30,
              1996

99-B.8.18     Second Amendment dated March 14, 1997 to Fund                *
              Participation Agreement among MFS Variable Insurance
              Trust, Aetna Life Insurance and Annuity Company and
              Massachusetts Financial Services Company dated April 30,
              1996

99-B.8.19     Fund Participation Agreement between Aetna Life              *
              Insurance and Annuity Company and Oppenheimer Variable
              Annuity Account Funds and Oppenheimer Funds, Inc. dated
              March 11, 1997

99-B.8.20     Service Agreement between Oppenheimer Funds, Inc. and        *
              Aetna Life Insurance and Annuity Company dated March 11,
              1997

99-B.8.21     Fund Participation Agreement between Aetna Life              *
              Insurance and Annuity Company, Investors Research
              Corporation and TCI Portfolios, Inc. dated July 29, 1992
              and amended December 22, 1992 and June 1, 1994

99-B.8.22     Administrative Service Agreement between Aetna Life          *
              Insurance and Annuity Company and Agency, Inc.

99-B.9        Opinion and Consent of Counsel                             ______

99-B.10       Consent of Independent Auditors                              **

99-B.13       Schedule for Computation of Performance Data                 *

 *Incorporated by reference

**To be filed by amendment

Exhibit No.    Exhibit                                                  Page

99-B.15.1     Powers of Attorney                                           *

99-B.15.2     Authorization for Signatures                                 *

27            Financial Data Schedule                                     **

 *Incorporated by reference
**To be filed by Amendment